Intangible Assets - Schedule of Estimated Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Estimated Future Amortization Expense [Abstract]
2025	$ 1,151
2026	1,151
2027	1,151
2028	1,151
2029	1,151
Thereafter	3,145
Total	$ 8,900